Fair value measurements (Recurring Fair Value Measurements) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, gross		$ 19,908
Derivative assets, amount offset		(363)
Derivative liabilities, gross		(363)
Derivative liabilities, amounts offset		363
Derivative assets, net		19,545
Derivative assets (liabilities), net		19,545
Predecessor
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, gross			$ 184		$ 164,396
Derivative assets, amount offset			(184)		(1,158)
Derivative liabilities, gross			(13,553)		(1,158)
Derivative liabilities, amounts offset			184		1,158
Derivative assets, net			0		163,238
Derivative liabilities, net			(13,369)		0
Derivative assets (liabilities), net			(13,369)		163,238
Recurring Fair Value Measurements
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, amount offset	[1]	(363)
Derivative liabilities, amounts offset	[1]	363
Derivative assets amount offset (liabilities), net	[1]	0
Derivative assets, net		19,545
Derivative liabilities, net		0
Derivative assets (liabilities), net		19,545
Recurring Fair Value Measurements | Significant Other Observable Inputs (Level 2)
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, gross		19,432
Derivative liabilities, gross		(363)
Derivative assets (liabilities), net		19,069
Recurring Fair Value Measurements | Significant Unobservable Inputs (Level 3)
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, gross		476
Derivative liabilities, gross		0
Derivative assets (liabilities), net		$ 476
Recurring Fair Value Measurements | Predecessor
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, amount offset			(184)	[1]	(1,158)	[2]
Derivative liabilities, amounts offset			184	[1]	1,158	[2]
Derivative assets amount offset (liabilities), net			0	[1]	0	[2]
Derivative assets, net			0		163,238
Derivative liabilities, net			(13,369)		0
Derivative assets (liabilities), net			(13,369)		163,238
Recurring Fair Value Measurements | Predecessor | Significant Other Observable Inputs (Level 2)
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, gross			184		41,328
Derivative liabilities, gross			(13,455)		(1,158)
Derivative assets (liabilities), net			(13,271)		40,170
Recurring Fair Value Measurements | Predecessor | Significant Unobservable Inputs (Level 3)
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis
Derivative assets, gross			0		123,068
Derivative liabilities, gross			(98)		0
Derivative assets (liabilities), net			$ (98)		$ 123,068

[1]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with a counterparty are netted only to the extent that they related to the same current versus noncurrent classification on the balance sheet.
[2]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification.